Other provisions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Charge for the period	£ 130
Other provisions	1,453	£ 1,591
Restructuring provision	95	108
Regulatory and legal provisions
Disclosure of other provisions [line items]
Charge for the period	62
Other provisions	671	708
Payment Protection Insurance, excluding MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Total payment protection insurance to date	21,906
Dilapidations, Rent Reviews And Other Property Related Matters
Disclosure of other provisions [line items]
Other provisions	97	112
Indemnities And Other Matters Relating To Legacy Business Disposals
Disclosure of other provisions [line items]
Other provisions	£ 44	£ 86